UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GuideStone Capital Management
Address:     2401 Cedar Springs Rd
             Dallas, TX 75201

Form 13F File Number:     28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:



/s/ Rodric E. Cummins                       Dallas, TX            4-4-11
_____________________________     _______________________     ____________
          [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

     FORM 13F
     FILE NUMBER       NAME
     28-10120          AQR Capital Management, LLC
     28-03570          AXA (on behalf of Alliance Capital Management, L.P.)
     28-05508          Aronson + Johnson + Ortiz, LP
     28-1006           Barrow, Hanley, Mewhinney & Strauss, Inc.
     28-12019          BlackRock, Inc. (on behalf of BlackRock Financial
                       Management)
     28-04295          BlackRock Advisors, LLC (on behalf of BlackRock
                       Institutional)
     28-10449          Columbus Circle Investors
     28-10957          Genesis Asset Managers, LLP
     28-04981          Goldman Sachs Group, Inc. (on behalf of Goldman Sachs
                       Asset Management L.P.)
     28-10469          Lazard Asset Management LLC
     28-398            Loomis, Sayles & Company, L.P.
     28-413            Lord, Abbett & Co LLC
     28-06748          Marsico Capital Management, LLC
     28-04968          Massachusetts Financial Services Co (on behalf of MFS
                       Institutional Advisors, Inc.)
     28-03719          McKinley Capital Management, Inc.
     28-11450          Mondrian Investment Partners LTD
     28-290            Northern Trust Corporation (on behalf of Northern Trust
                       Investments, Inc.)
     28-2701           Allianz Global Investors of America L.P. (on behalf of
                       PIMCO)
     28-04643          Payden & Rygel
     28-10372          Philadelphia International Advisors, LP
     28-05014          Rainier Investment Management Inc.
     28-04760          RREEF America LLC
     28-05734          Sands Capital Management, LLC
     28-11092          TimesSquare Capital Management, LLC
     28-02494          The TCW Group, Inc. (on behalf of TCW Investment
                       Management Company)
     28-02682          UBS Global Asset Management (Americas) Inc.
     28-1700           Legg Mason, Inc. (on behalf of Western Asset
                       Management Co.)
     28-1700           Legg Mason, Inc. (on behalf of Western Asset Limited)